Significant events (Tables)	12 Months Ended
Dec. 31, 2021
Significant events
Schedule of loans registered in Support Programs

12/31/2020

By loan type:
Commercial, financial and industrial loans	58,479
Mortgage loans	64,235
Installment loans to individuals -	28,095
Revolving consumer credit card loans	8,770
Non-revolving consumer loans	19,325
150,809